OTHER PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER PAYABLE AND ACCRUED EXPENSES
OTHER PAYABLE AND ACCRUED EXPENSES

NOTE 7. OTHER PAYABLE AND ACCRUED EXPENSES

Other payable and accrued expenses consisted of the following:

	As of December 31,
	2021	2020
Attorney fees payable	$83,405	$69,831
Accrued payroll	17,759	25,246
Total	$101,164	$95,077